Loss Per Share (Details) - Schedule of weighted average number of ordinary shares outstanding - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of weighted average number of ordinary shares outstanding [Member]
Balance as at beginning balance	10,943,534	5,582,922	5,164,878
Effect of share options and warrants exercised	517,793	522,887
Effect of SAFE conversion		16,723
Effect of shares issued during the year	43,194	120,879	354,183
Weighted average number of ordinary shares used to calculate basic loss per share	11,504,521	6,243,411	5,519,061